Repurchase Agreements - Non Trading	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Repurchase Agreements - Non Trading

27. REPURCHASE AGREEMENTS – NON TRADING

	Group
	2018 £m	2017 £m
Agreements with banks	5,865	1,076
Agreements with customers	5,045	–

	10,910	1,076

In 2018, as part of our ring-fencing implementation, Santander UK plc revised the classification of the majority of our permitted non trading repurchase agreements at amortised cost, in line with our ring-fenced business model for managing these liabilities as part of our overall funding and liquidity plans. For more on our ring-fence implementation, see Note 43.